Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Summary Of Significant Accounting Policies Details Narrative
Advertising expense	$ 26,130	$ 26,130